Document and Entity Information	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	First American Financial Corp
Entity Incorporation State Country Code	DE
Entity File Number	001-34580
Entity Tax Identification Number	26-1911571
Entity Address Address Line 1	1 First American Way
Entity Address City Or Town	Santa Ana
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92707-5913
City Area Code	714
Local Phone Number	250-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	FAF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001472787